REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Disaggregation of Revenue [Line Items]
Revenue	[1]	$ 1,123,110	$ 1,060,113	$ 783,279
Contract with Customer, Asset, after Allowance for Credit Loss		600	600
(Decrease) increase in contract with customer, asset			(1,000)
Assets serving as collateral		1,002,009	1,260,418
Increase (decrease) in contract with customer liability		(53,200)	197,900
Revenue recognized		123,300	14,900
Asset pledged as collateral
Disaggregation of Revenue [Line Items]
Assets serving as collateral		$ 34,400	$ 93,100
Minimum
Disaggregation of Revenue [Line Items]
Payment term		30 days
Maximum
Disaggregation of Revenue [Line Items]
Payment term		45 days

[1]	We have related-party transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Research and development and Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated Statements of Operations (see Note 3, Note 4 and Note 10).